Costs of sales (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Costs of sales
Cost of stream sales	$ 164.2	$ 149.5
Mineral production taxes	2.4	2.9
Mining costs of sales	166.6	152.4
Energy costs of sales	11.7	6.4
Total costs of sales	$ 178.3	$ 158.8